Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain (loss) on derivatives
The following outlines the gains (losses) recognized on the Company’s derivative activities, all of which are recorded in Cost of Materials and Other on the Consolidated Statements of Operations:

Gain (Loss) on Derivatives by Type
	Year Ended December 31,
(in millions)	2018	2017	2016
Forward purchases	$103	$(26)	$—
Swaps	44	(43)	(19)
Futures	(1)	(1)	—
Total gain (loss) on derivatives, net	$146	$(70)	$(19)

Schedule of open commodity derivative instruments
The following outlines the open positions (in millions of barrels) held by the Petroleum Segment as of December 31, 2018 and 2017:

Open Commodity Derivative Instruments
	Year Ended December 31,
	2018	2017
Commodity Swap Instruments:
2-1-1 Crack spreads	—	7
Distillate Crack spreads	—	4
Gasoline Crack spreads	—	4
Purchase and Sale Commitments - Futures Contracts:
Canadian crude oil	2	6

Derivative offsetting assets
These amounts are recognized as current assets and current liabilities within the prepaid expenses and other current assets and accrued expenses and other current liabilities financial statement line items, respectively, in the Consolidated Balance Sheets as follows:

	Derivative Assets		Derivative Liabilities
	December 31,		December 31,
(in millions)	2018	2017	2018	2017
Commodity Derivatives	$8	$7	$1	$71
Less: Counterparty Netting	(1)	(7)	(1)	(7)
Total Net Fair Value of Derivatives	$7	$—	$—	$64

Derivative offsetting liabilities
These amounts are recognized as current assets and current liabilities within the prepaid expenses and other current assets and accrued expenses and other current liabilities financial statement line items, respectively, in the Consolidated Balance Sheets as follows:

	Derivative Assets		Derivative Liabilities
	December 31,		December 31,
(in millions)	2018	2017	2018	2017
Commodity Derivatives	$8	$7	$1	$71
Less: Counterparty Netting	(1)	(7)	(1)	(7)
Total Net Fair Value of Derivatives	$7	$—	$—	$64

Schedule of assets and liabilities measured at fair value on a recurring basis
The following table sets forth the assets and liabilities measured or disclosed at fair value on a recurring basis, by input level, as of December 31, 2018 and 2017:

	December 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total
Location and Description
Cash equivalents	$50	$—	$—	$50
Other current assets (commodity derivatives)	—	7	—	7
Total Assets	$50	$7	$—	$57
Other current liabilities (Renewable Fuel Standard “RFS” obligation)	—	(2)	—	(2)
Long-term debt	—	(1,163)	—	(1,163)
Total Liabilities	$—	$(1,165)	$—	$(1,165)

	December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Location and Description
Cash equivalents	$15	$—	$—	$15
Total Assets	$15	$—	$—	$15
Other current liabilities (commodity derivatives)	$—	$(64)	$—	$(64)
Other current liabilities (RFS obligation)	—	(1)	—	(1)
Long-term debt	—	(1,209)	—	(1,209)
Total Liabilities	$—	$(1,274)	$—	$(1,274)